Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Loss from discontinued operations, net of tax	$ (78)		$ (210)		$ (161)		$ (412)
Pioneer Wind Energy Systems Inc
Net sales	60				110
(Loss) from operations of discontinued business	(78)	[1]	(210)	[1]	(161)	[1]	(412)	[1]
Income tax expense
Loss from discontinued operations, net of tax	(78)		(210)		(161)		(412)
Inventory write-down and non-cash asset impairment charges					$ 100

[1]	Includes $0.1 million of inventory write-down and non-cash asset impairment charges recognized during the six months ended June 30, 2012.